Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Beginning Balance	$ 674,000	$ 709,000			$ 709,000		$ 90,000
Additions					20,000		679,000
Depreciation	(17,000)	(15,000)			(55,000)		(60,000)
Less depreciation and amortization					(55,000)		(60,000)
Ending Balance	657,000		$ 657,000		674,000		709,000
Total	657,000		657,000		$ 674,000		$ 709,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Property, Plant and Equipment [Line Items]
Beginning Balance			182,170	$ 280,323		$ 280,323
Depreciation	(29,000)	$ (39,000)	(99,000)	$ (141,000)		(177,000)		$ (373,000)
Ending Balance	119,593		119,593			182,170		280,323
Property plant and equipment gross	2,189,405		2,189,405			2,152,906		2,073,682
Less accumulated depreciation and amortization	(2,069,812)		(2,069,812)			(1,970,736)		(1,793,359)
Total	119,593		119,593			182,170		280,323
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	170,607		170,607			170,607		170,607
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	544,629		544,629			544,628		544,628
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Machinery and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,401,775		1,401,775			1,365,277		1,330,053
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 72,394		$ 72,394			$ 72,394		$ 28,394